Current and long-term debt - COSCO Shipping sale and leaseback (Details) $ in Thousands	1 Months Ended
	Sep. 30, 2018 USD ($) tanker	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,541,678	$ 2,415,326
Minimum ratio for fair value of vessels		115.00%
COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 88,000
Sale leaseback transaction, term	8 years
Periodic payment per vessel	$ 500
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	110.00%
COSCO Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	2 years
COSCO Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	8 years
COSCO Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.60%
STI Battersea and STI Wembley | Handymax | Vessels | COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 21,200
STI Texas City and STI Meraux | MR | Vessels | COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 22,800